Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Sep. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
5.	ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	September 30, 2011	December 31, 2010

Accounts receivable	$225,040	$214,596
Less allowance for doubtful accounts	(199,379)	(198,477)

	$25,661	$16,119